Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 18,204,219	$ 16,023,811
Less: accumulated depreciation and amortization	(7,207,577)	(5,761,393)
Total	10,996,642	10,262,418
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	380,055	544,972
Office equipment, fixtures and furniture [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,033,617	2,133,433
Capitalized development cost and software acquired [Member]
Property, Plant and Equipment [Line Items]
Subtotal	10,886,033	10,464,573
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	189,325	224,713
Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	4,715,189
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal		$ 2,656,120